UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Money Market Fund

July 31, 2004

SMI-QTLY-0904

1.804826.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Ameritech Capital Funding Corp.
10/15/04	1.15%	$ 34,000	$ 34,352
Certificates of Deposit - 29.3%
Domestic Certificates Of Deposit - 2.3%
HSBC Bank USA
10/12/04	1.17	50,000	50,000
Washington Mutual Bank
11/12/04	1.65	35,000	35,000
Washington Mutual Bank, California
9/7/04	1.31	20,000	20,000
Washington Mutual Bank, Seattle
8/10/04	1.19	10,000	10,000
11/10/04	1.65	15,000	15,000
			130,000
London Branch, Eurodollar, Foreign Banks - 10.9%
Barclays Bank PLC
8/16/04	1.18	20,000	20,000
Calyon
9/17/04	1.29	80,000	80,000
Credit Agricole Indosuez
8/5/04	1.39	30,000	30,000
8/5/04	1.40	30,000	30,000
8/23/04	1.11	25,000	25,000
11/2/04	1.25	25,000	25,000
11/10/04	1.25	10,000	10,000
Credit Suisse First Boston Bank
8/16/04	1.33	40,000	40,000
DEPFA BANK PLC
9/16/04	1.15	25,000	25,000
Deutsche Bank AG
9/7/04	1.32	25,000	25,000
HBOS Treasury Services PLC
8/11/04	1.13	60,000	60,000
Landesbank Hessen-Thuringen
8/4/04	1.14	35,000	35,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - continued
Landesbank Hessen-Thuringen - continued
9/14/04	1.30%	$ 80,000	$ 80,000
Royal Bank of Scotland PLC
8/23/04	1.20	5,000	5,000
Societe Generale
11/10/04	1.25	40,000	40,000
1/5/05	1.19	25,000	25,000
1/6/05	1.29	50,000	50,000
Unicredito Italiano Spa
8/16/04	1.33	15,000	15,000
			620,000
New York Branch, Yankee Dollar, Foreign Banks - 16.1%
Banco Bilbao Vizcaya Argentaria SA
9/1/04	1.25 (b)	10,000	9,999
BNP Paribas SA
8/5/04	1.12	35,000	35,001
8/5/04	1.41	40,000	40,000
8/23/04	1.34 (b)	55,000	54,975
Calyon
8/13/04	1.30 (b)	35,000	34,988
Canadian Imperial Bank of Commerce
8/16/04	1.43 (b)	60,000	60,000
8/30/04	1.41 (b)	25,000	24,994
Credit Agricole Indosuez
10/22/04	1.63 (b)	10,000	10,004
Deutsche Bank AG
11/26/04	1.23	50,000	50,000
12/16/04	1.20	75,000	75,000
Dresdner Bank AG
8/23/04	1.13	15,000	15,000
HBOS Treasury Services PLC
8/3/04	1.32 (b)	25,000	25,000
9/4/04	1.29 (b)	50,000	50,000
Landesbank Baden-Wuerttemberg
8/25/04	1.21 (b)	45,000	44,989
9/7/04	1.29 (b)	10,000	9,998
Royal Bank of Scotland PLC
8/16/04	1.31 (b)	100,000	99,974
Societe Generale
8/2/04	1.30 (b)	40,000	39,998
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Societe Generale - continued
8/9/04	1.28% (b)	$ 25,000	$ 24,995
8/20/04	1.35 (b)	45,000	44,986
UBS AG
10/5/04	1.52 (b)	90,000	89,958
Unicredito Italiano Spa
10/14/04	1.53 (b)	25,000	24,992
10/27/04	1.59 (b)	55,000	54,984
			919,835
TOTAL CERTIFICATES OF DEPOSIT			1,669,835
Commercial Paper - 14.8%

Bradford & Bingley PLC
8/2/04	1.35	5,000	5,000
CC USA, Inc.
9/23/04	1.51 (a)	35,000	34,923
Citibank Credit Card Master Trust I (Dakota Certificate Program)
8/4/04	1.30	50,000	49,995
Comcast Corp.
8/10/04	1.63 (a)	5,000	4,998
8/11/04	1.63 (a)	5,000	4,998
8/18/04	1.68 (a)	5,000	4,996
CRC Funding LLC
9/1/04	1.47	60,000	59,924
DaimlerChrysler NA Holding Corp.
8/2/04	1.48	5,000	5,000
8/5/04	1.47	15,000	14,998
8/11/04	1.48	10,000	9,996
8/12/04	1.48	5,000	4,998
8/17/04	1.49	10,000	9,993
8/19/04	1.53	8,000	7,994
Dorada Finance, Inc.
9/22/04	1.51	10,000	9,978
Dresdner U.S. Finance, Inc.
8/13/04	1.11	35,000	34,987
10/4/04	1.42	80,000	79,799
Emerald (MBNA Credit Card Master Note Trust)
9/22/04	1.49	20,000	19,957
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Ford Motor Credit Co.
8/27/04	1.62%	$ 20,000	$ 19,977
9/8/04	1.62	20,000	19,966
General Electric Capital Corp.
9/16/04	1.49	50,000	49,905
1/11/05	1.82	55,000	54,552
1/12/05	1.82	55,000	54,549
Grampian Funding Ltd.
11/3/04	1.48	40,000	39,846
Greenwich Capital Holdings, Inc.
8/25/04	1.41 (b)	10,000	10,000
Market Street Funding Corp.
8/10/04	1.31	26,403	26,394
Mont Blanc Capital Corp.
8/13/04	1.32	26,741	26,729
Motown Notes Program
8/10/04	1.35	20,000	19,993
Nationwide Building Society
8/16/04	1.11	42,000	41,981
Newcastle (Discover Card Master Trust)
9/13/04	1.46	5,000	4,991
9/14/04	1.46	50,000	49,911
Nissan Motor Acceptance Corp.
8/11/04	1.44	5,000	4,998
Park Granada LLC
9/14/04	1.31	15,000	14,976
9/17/04	1.31	15,000	14,975
Sears Roebuck Acceptance Corp.
8/13/04	1.42	5,000	4,998
Sheffield Receivables Corp.
8/25/04	1.40 (b)	20,000	19,999
TOTAL COMMERCIAL PAPER			841,274
Federal Agencies - 12.2%

Fannie Mae - 6.2%
Agency Coupons - 5.8%
8/7/04	1.25 (b)	50,000	49,951
8/29/04	1.36 (b)	25,000	24,979
9/23/04	1.49 (b)	50,000	49,994
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
Agency Coupons - continued
2/15/05	1.40%	$ 50,000	$ 50,000
2/23/05	1.33	25,000	25,000
3/29/05	1.40	85,000	85,000
5/4/05	1.54	25,000	25,000
5/13/05	1.59	20,000	20,000
			329,924
Discount Notes - 0.4%
2/4/05	1.32	25,000	24,831
			354,755
Federal Home Loan Bank - 5.4%
Agency Coupons - 5.4%
9/21/04	1.48 (b)	67,000	66,991
9/24/04	1.44	22,000	22,000
10/19/04	1.54 (b)	9,000	8,998
12/17/04	1.42	7,000	6,992
2/25/05	1.40	125,000	124,999
4/27/05	1.30	21,500	21,500
4/28/05	1.35	10,000	10,000
5/2/05	1.80	7,400	7,377
5/2/05	1.97	12,600	12,544
5/3/05	1.37	25,000	25,000
			306,401
Freddie Mac - 0.6%
Discount Notes - 0.6%
2/8/05	1.33	35,000	34,757
TOTAL FEDERAL AGENCIES			695,913
Master Notes - 3.9%

General Motors Acceptance Corp. Mortgage Credit
8/2/04	1.86 (b)(d)	55,000	54,997
Goldman Sachs Group, Inc.
8/26/04	1.22 (d)	33,000	33,000
9/14/04	1.21 (d)	60,000	60,000
Master Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Goldman Sachs Group, Inc. - continued
9/30/04	1.25% (d)	$ 60,000	$ 60,000
10/8/04	1.60 (b)(d)	15,000	15,000
TOTAL MASTER NOTES			222,997
Medium-Term Notes - 12.1%

Allstate Life Global Funding II
8/9/04	1.34 (a)(b)	5,000	5,000
8/15/04	1.38 (a)(b)	10,000	10,000
8/16/04	1.37 (a)(b)	5,000	5,000
American Express Credit Corp.
8/20/04	1.45 (a)(b)	20,000	19,995
8/27/04	1.57 (b)	7,000	7,005
BellSouth Telecommunications
9/4/04	1.40 (b)	10,000	10,000
Citigroup Global Markets Holdings, Inc.
9/7/04	1.42 (b)	10,000	10,010
Descartes Funding Trust
8/16/04	1.38 (b)	10,000	10,000
First Tennessee Bank NA Memphis
8/4/04	1.24 (b)	15,000	15,009
8/26/04	1.37 (b)	5,000	5,002
General Electric Capital Corp.
8/9/04	1.45 (b)	55,000	55,000
8/17/04	1.49 (b)	60,000	60,004
HBOS Treasury Services PLC
9/24/04	1.58 (b)	60,000	60,000
Household Finance Corp.
8/5/04	1.32 (b)	5,000	5,000
8/26/04	1.29 (b)	15,000	15,000
Morgan Stanley
8/2/04	1.43 (b)	7,000	7,000
8/4/04	1.36 (b)	15,000	15,000
8/16/04	1.43 (b)	17,000	17,000
8/16/04	1.50 (b)	15,000	15,023
8/27/04	1.46 (b)	30,000	30,000
Pacific Life Global Funding
8/4/04	1.35 (a)(b)	5,000	5,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
RACERS
8/23/04	1.43% (a)(b)	$ 30,000	$ 30,000
SLM Corp.
8/2/04	1.39 (a)(b)	35,000	35,000
Verizon Global Funding Corp.
9/15/04	1.63 (b)	65,000	65,001
9/15/04	1.97 (b)	80,000	80,000
Wells Fargo & Co.
8/2/04	1.39 (b)	30,000	30,000
8/16/04	1.35 (b)	55,000	55,000
Westpac Banking Corp.
9/13/04	1.41 (b)	10,000	10,000
TOTAL MEDIUM-TERM NOTES			686,049
Short-Term Notes - 4.3%

Jackson National Life Insurance Co.
10/1/04	1.74 (b)(d)	34,000	34,000
Metropolitan Life Insurance Co.
8/28/04	1.50 (a)(b)	10,000	10,000
10/1/04	1.79 (b)(d)	25,000	25,000
Monumental Life Insurance Co.
8/1/04	1.37 (b)(d)	35,000	35,000
8/1/04	1.50 (b)(d)	29,000	29,000
New York Life Insurance Co.
10/1/04	1.73 (b)(d)	60,000	60,000
Transamerica Occidental Life Insurance Co.
8/1/04	1.34 (b)(d)	50,000	50,000
TOTAL SHORT-TERM NOTES			243,000
Municipal Securities - 0.2%

Brazos River Hbr. Navigation District of Brazoria County Rev. Bonds (Dow Chemical Co. Proj.) Series A, 1.39% tender 8/5/04, CP mode		10,000	10,000
Repurchase Agreements - 22.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 7/30/04 due 8/2/04 At 1.39%)	$ 77,221	$ 77,212
With:
Banc of America Securities LLC At 1.37%, dated 7/30/04 due 8/2/04 (Collateralized by Commercial Paper Obligations with principal amounts of $287,966,000, 0% - 1.44%, 8/2/04 - 8/10/04)	282,032	282,000
Citigroup Global Markets, Inc. At 1.44%, dated 7/30/04 due 8/2/04 (Collateralized by Corporate Obligations with principal amounts of $229,613,805, 1.76% - 10.25%, 6/15/06 - 3/1/46)	226,027	226,000
Goldman Sachs & Co. At:
1.37%, dated:
7/1/04 due 8/11/04 (Collateralized by Corporate Obligations with principal amounts of $30,424,191, 6.87%, 7/15/07)	25,039	25,000
7/13/04 due 8/11/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $25,736,090, 1.78% - 4.63%, 12/19/33 - 5/25/34)	25,028	25,000
1.38%, dated 7/30/04 due 8/2/04 (Collateralized by Commercial Paper Obligations with principal amounts of $24,524,000, 0% - 8.71%, 8/1/09 - 1/10/40)	24,003	24,000
1.4%, dated 7/14/04 due 8/11/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $2,250,138,459, 0.4% - 3.77%, 12/25/32 - 5/25/34)	40,044	40,000
J.P. Morgan Securities, Inc. At 1.38%, dated 7/1/04 due 8/11/04 (Collateralized by Corporate Obligations with principal amounts of $78,427,000, 6.5% - 9.5%, 8/15/06 - 11/15/31)	75,118	75,000
Lehman Brothers, Inc. At 1.46%, dated 7/22/04 due 10/20/04 (Collateralized by Corporate Obligations with principal amounts of $21,034,000, 3.2% - 8.7%, 12/15/05 - 2/1/24) (b)(c)	20,073	20,000
Merrill Lynch, Pierce, Fenner & Smith At 1.46%, dated 5/10/04 due 8/9/04 (Collateralized by Corporate Obligations with principal amounts of $83,457,201, 6.5% - 11.13%, 8/1/04 - 12/15/25) (b)(c)	84,310	84,000
Morgan Stanley & Co. At:
1.38%, dated 7/1/04 due 8/11/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $2,324,556,087, 0.94% - 6.09%, 2/11/11 - 1/12/37)	110,173	110,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co. At: - continued
1.39%, dated 7/30/04 due 8/2/04 (Collateralized by Corporate Obligations with principal amounts of $74,625,785, 0% - 7.38%, 8/2/04 - 8/15/11)	$ 73,008	$ 73,000
Wachovia Securities, Inc. At 1.38%, dated 7/30/04 due 8/2/04 (Collateralized by Corporate Obligations with principal amounts of $205,751,700, 1.52% - 3.63%, 7/20/07 - 11/26/18)	200,023	200,000
TOTAL REPURCHASE AGREEMENTS		1,261,212
TOTAL INVESTMENT PORTFOLIO - 99.6%		5,664,632
NET OTHER ASSETS - 0.4%		22,186
NET ASSETS - 100%		$ 5,686,818
Total Cost for Federal Income Tax Purposes	$ 5,664,632
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $169,910,000 or 3.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $455,997,000 or 8.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
General Motors Acceptance Corp. Mortgage Credit 1.86%, 8/2/04	7/1/04	$ 54,997
Goldman Sachs Group, Inc.: 1.21%, 9/14/04	2/17/04	$ 60,000
1.22%, 8/26/04	1/27/04	$ 33,000
1.25%, 9/30/04	3/3/04	$ 60,000
1.6%, 10/8/04	7/8/04	$ 15,000
Jackson National Life Insurance Co. 1.74%, 10/1/04	3/31/03	$ 34,000
Metropolitan Life Insurance Co. 1.79%, 10/1/04	3/26/02	$ 25,000
Monumental Life Insurance Co.: 1.37%, 8/1/04	2/1/00	$ 35,000
1.5%, 8/1/04	7/31/98 - 9/17/98	$ 29,000
New York Life Insurance Co. 1.73%, 10/1/04	2/28/02	$ 60,000
Transamerica Occidental Life Insurance Co. 1.34%, 8/1/04	4/28/00	$ 50,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® U.S. Government
Money Market Fund

July 31, 2004

SPG-QTLY-0904

1.804856.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 65.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fannie Mae - 39.7%
Agency Coupons - 31.8%
8/2/04	1.23% (a)	$ 10,000,000	$ 9,997,781
8/2/04	1.25 (a)	10,000,000	9,999,449
8/7/04	1.25 (a)	10,000,000	9,990,107
8/15/04	1.28	6,000,000	6,011,807
8/23/04	1.31 (a)	10,000,000	9,992,637
8/28/04	1.38 (a)	15,000,000	14,997,404
8/29/04	1.36 (a)	7,500,000	7,493,765
9/6/04	1.23 (a)	13,000,000	12,991,215
9/10/04	1.35 (a)	15,000,000	15,000,000
9/20/04	1.64 (a)	2,000,000	1,998,095
9/24/04	1.49 (a)	30,000,000	29,998,059
10/1/04	1.47 (a)	16,000,000	15,987,297
10/7/04	1.46 (a)	10,000,000	9,997,845
2/18/05	1.48	2,000,000	1,998,880
4/28/05	1.35	6,000,000	6,000,000
5/3/05	1.40	3,000,000	3,000,000
5/4/05	1.54	5,000,000	5,000,000
5/13/05	1.59	6,000,000	6,000,000
			176,454,341
Discount Notes - 7.9%
8/2/04	1.10	4,276,000	4,275,869
9/1/04	1.27	12,455,000	12,441,379
10/1/04	1.55	3,300,000	3,291,333
10/27/04	1.57	6,000,000	5,977,380
11/12/04	1.50	8,000,000	7,966,124
1/12/05	1.81	7,000,000	6,942,919
3/4/05	1.21	3,000,000	2,978,500
			43,873,504
			220,327,845
Federal Home Loan Bank - 19.9%
Agency Coupons - 19.0%
8/2/04	1.28 (a)	10,000,000	9,996,645
8/4/04	1.25	5,000,000	5,000,000
8/16/04	1.29 (a)	10,000,000	9,994,345
8/18/04	1.30	7,000,000	7,000,000
8/25/04	1.37 (a)	24,000,000	23,994,548
8/26/04	1.17 (a)	20,000,000	19,987,785
9/21/04	1.48 (a)	5,000,000	4,999,361
9/24/04	1.44	5,000,000	5,000,000
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Federal Home Loan Bank - continued
Agency Coupons - continued
2/25/05	1.40%	$ 4,400,000	$ 4,400,000
4/15/05	1.35	10,000,000	10,000,000
4/27/05	1.30	5,000,000	5,000,000
			105,372,684
Discount Notes - 0.9%
11/10/04	1.42	5,000,000	4,980,221
			110,352,905
Freddie Mac - 5.7%
Discount Notes - 5.7%
10/12/04	1.19	6,000,000	5,985,780
10/25/04	1.56	1,100,000	1,095,974
11/4/04	1.41	3,000,000	2,988,917
11/9/04	1.42	10,000,000	9,960,833
11/16/04	1.46	5,000,000	4,978,451
2/8/05	1.16	1,650,000	1,639,933
2/8/05	1.33	5,000,000	4,965,249
			31,615,137
TOTAL FEDERAL AGENCIES			362,295,887
Repurchase Agreements - 34.6%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 7/30/04 due 8/2/04 At 1.39%) (b)	$ 192,350,270	192,328,000
TOTAL INVESTMENT PORTFOLIO - 99.9%		554,623,887
NET OTHER ASSETS - 0.1%		715,140
NET ASSETS - 100%		$ 555,339,027
Total Cost for Federal Income Tax Purposes		$ 554,623,887
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$192,328,000 due 8/2/04 at 1.39%
Banc of America Securities LLC.	$ 9,218,988
Bank of America, National Association	53,036,644
Bear Stearns & Co. Inc.	33,147,902
Countrywide Securities Corporation	11,933,245
Greenwich Capital Markets, Inc.	10,607,329
J.P. Morgan Securities, Inc.	19,888,741
Merrill Lynch Government Securities, Inc.	27,976,829
Wachovia Capital Markets, LLC	26,518,322
$ 192,328,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® U.S. Treasury Money
Market Fund

July 31, 2004

SPM-QTLY-0904

1.804868.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 97.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 79.0%
8/5/04	1.12%	$ 22,937	$ 22,934
8/5/04	1.15	125,000	124,984
8/5/04	1.17	110,000	109,986
8/5/04	1.20	170,000	169,977
8/12/04	1.17	339,839	339,718
8/12/04	1.18	61,000	60,978
8/19/04	1.04	164,642	164,556
8/19/04	1.19	1,915	1,914
8/26/04	1.33	203,000	202,813
9/16/04	1.38	50,000	49,912
10/7/04	1.32	275,000	274,326
10/14/04	1.32	23,517	23,453
10/14/04	1.33	125,000	124,659
11/12/04	1.35	25,000	24,904
12/30/04	1.75	32,000	31,767
12/30/04	1.76	18,000	17,869
			1,744,750
U.S. Treasury Notes - 18.2%
8/15/04	1.18	31,000	31,056
8/15/04	1.19	5,265	5,275
8/31/04	1.25	14,250	14,260
8/31/04	1.28	15,000	15,010
8/31/04	1.29	25,000	25,016
9/30/04	1.28	10,000	10,009
10/31/04	1.21	25,000	25,054
10/31/04	1.25	16,875	16,909
11/15/04	1.08	75,000	76,025
11/15/04	1.12	25,000	25,481
11/15/04	1.13	42,296	43,009
11/15/04	1.14	20,000	20,268
11/15/04	1.20	20,000	20,265
11/15/04	1.32	8,000	8,103
11/15/04	1.36	23,000	23,381
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes - continued
11/30/04	1.41%	$ 35,000	$ 35,064
3/31/05	1.50	8,000	8,005
			402,190
TOTAL INVESTMENT PORTFOLIO - 97.2%			2,146,940
NET OTHER ASSETS - 2.8%			60,984
NET ASSETS - 100%			$ 2,207,924
Total Cost for Federal Income Tax Purposes			$ 2,146,940

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures.

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004